DEBT (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Long-term debt

(in thousands of $)	2012	2011
U.S. dollar denominated fixed rate debt:
4.5% convertible bond due 2015	215,000	225,000
7.84% to 8.04% First Preferred Mortgage Term Notes due 2019 and 2021	268,992	288,137
Total U.S. dollar fixed rate debt	483,992	513,137
Credit facilities	—	376
Total debt	483,992	513,513
Less: current portion of long-term debt	(20,700)	(19,521)
	463,292	493,992

Summary of movement in debt
Movements in debt during 2012 maybe summarized as follows:

(in thousands of$)	Credit facilities	U.S. dollar fixed rate debt	Total Debt
Balance at December 31, 2011	376	513,137	513,513
Convertible bond buy-back	—	(10,000)	(10,000)
Loan repayments	(376)	(19,145)	(19,521)
Balance at December 31, 2012	—	483,992	483,992

Debt repayment schedule	The outstanding debt as of December 31, 2012 is repayable as follows:

(in thousands of $)
Year ending December 31,
2013	20,700
2014	22,376
2015	239,174
2016	26,134
2017	28,243
Thereafter	147,365
483,992

Schedule of sinking fund redemption payments

(in thousands of $) Year ending December 31,
2013	20,700
2014	22,376
2015	24,174
2016	26,134
2017	28,243
Thereafter	147,365
268,992

Assets pledged

(in thousands of $)	2012	2011
Vessels, net	280,929	298,491
Restricted cash and investments	86,280	99,303